Interest and Finance Expense - Disclosure of detailed information about interest and finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest And Finance Expense [Abstract]
Interest expense	$ 1,461	$ 3,358
Accretion of reclamation provision	493	243
Other financing costs	759	2,988
Interest and finance expense	$ 2,713	6,589
Fees from the early repayment of secured project financing facility		$ 2,900